Provision for major overhauls	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Provision for major overhauls
4 4	Provision for major overhauls
Details of provision for major overhauls in respect of aircraft held under leases are as follows:

	2020	2019
	RMB million	RMB million
At January 1	4,425	4,349
Additional provision	760	768
Utilization	(543)	(692)

At December 31	4,642	4,425
Less: current portion (Note 4 2 )	(426)	(883)

	4,216	3,542